Consolidated Balance Sheets (March 31, 2012 unaudited) (Parentheticals) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity Assets (in Dollars)	$ 17,620,394	$ 23,820,397
Variable Interest Entity Liabilities (in Dollars)	11,853,063	16,454,891
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	4,820,000	4,820,000	4,820,000
Preferred Stock, shares outstanding	4,820,000	4,820,000	4,820,000
Common Stock - par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock - shares authorized	100,000,000	100,000,000	100,000,000
Common Stock - shares issued	22,194,178	22,059,803	21,235,485
Common Stock - shares outstanding	22,004,574	21,870,199	21,177,505
Treasury stock, shares held	189,604	189,604	57,980
Series B Convertible Preferred Stock Member
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued	5,966,792	5,966,792	6,567,006
Preferred Stock, shares outstanding	5,966,792	5,966,792	6,567,006
Cash VIE [Member]
Variable Interest Entity Assets (in Dollars)	139,988	28,621
Restricted Cash VIE [Member]
Variable Interest Entity Assets (in Dollars)	423,503	253,761
Accounts Receivable And Other Current Assets VIE [Member]
Variable Interest Entity Assets (in Dollars)	310,212	225,977
Grant Recivable VIE [Member]
Variable Interest Entity Assets (in Dollars)		6,284,476
Property And Equipment Net VIE [Member]
Variable Interest Entity Assets (in Dollars)	16,142,566	16,308,909
All Other Assets VIE [Member]
Variable Interest Entity Assets (in Dollars)	604,125	718,653
Accounts Payable And Accrued Expenses VIE [Member]
Variable Interest Entity Liabilities (in Dollars)	687,685	2,700,984
Short Term Notes Payable [Member]
Variable Interest Entity Liabilities (in Dollars)		2,588,200
Derivative Liabilities VIE [Member]
Variable Interest Entity Liabilities (in Dollars)	1,012,170	1,012,499
Nonrecourse Debt VIE [Member]
Variable Interest Entity Liabilities (in Dollars)	$ 10,153,208	$ 10,153,208